ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]

As of September 30, 2020, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	Note (i)	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Subsidiaries held by State Harvest:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution through e-commune network

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution through e-commune network

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Shandong Aoyu Zhongye Limited (Shandong Aoyu)	November 13, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Note (i): Beijing Origin Seed Limited, Xinjiang Originbo Seed Company Limited, and Zhengzhou Branch of Beijing Origin Seed Limited are collectively referred to as “Beijing Origin”.

Schedule of Variable Interest Entities [Table Text Block]

Risks in relation to the VIE structure (Beijing Origin Consolidated Balance Sheet)

	September 30,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	322	206	30
Due from related party	33,290	—	—
Accounts receivable	784	1,099	161
Advances to suppliers	83	377	55
Inventories	23,199	10,118	1,486
Other current assets	2,140	1,279	188
Total current assets	59,818	13,079	1,920
Land use rights, net	12,913	9,785	1,437
Plant and equipment, net	149,175	115,338	16,936
Equity investments	16,347	—	—
Acquired intangible assets, net	113	87	13
Other assets	6,356	5,749	844
Total assets	244,722	144,038	21,150
LIABILITIES
Current liabilities
Current portion of long-term borrowings	78,611	—	—
Accounts payable	9,723	9,533	1,400
Due to growers	7,260	6,673	980
Due to related parties	33,859	20,217	2,969
Advances from customers	42,679	52,535	7,714
Other payables and accrued expenses	63,157	61,019	8,960
Total current liabilities	235,289	149,977	22,023
Long-term borrowings	—	137,660	20,214
Other long-term liability	28,785	23,074	3,388
Total liabilities	264,074	310,711	45,625